Filed with the Securities and Exchange Commission on April 26, 2006

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 217	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 219	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Numbers, Including Area Code) (414) 765-5340

Eric M. Banhazl
Advisors Series Trust
2020 E. Financial Way, Suite 100
Glendora, California 91741
(Name and Address of Agent for Service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 28, 2006pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 212 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 24, 2006 and pursuant to Rule 485(a)(1) would become effective on April 26, 2006.

This Post-Effective Amendment No. 217 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 28, 2006 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 217 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 26th day of April 2006.

ADVISORS SERIES TRUST

By: /s/ Eric M. Banhazl*
Eric M. Banhazl
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities and on April 26, 2006.

Signature	Title

/s/ Eric M. Banhazl* Eric M. Banhazl	President and Trustee
/s/ Walter E. Auch* Walter E. Auch	Trustee
/s/ Donald E. O’Connor* Donald E. O’Connor	Trustee
/s/ George T. Wofford III* George T. Wofford III	Trustee
/s/ George J. Rebhan* George J. Rebhan	Trustee
/s/ James Clayburn LaForce* James Clayburn LaForce	Trustee
/s/ Douglas G. Hess Douglas G. Hess	Treasurer and Principal Financial and Accounting Officer
* By: /s/Douglas G. Hess Douglas G. Hess Attorney-in-Fact pursuant to Power of Attorney.